Goodwin Procter llp Counsellors at Law 901 New York Avenue, N.W. Washington, D.C. 20001	T: 202.346.4000 F: 202.346.4444 goodwinprocter.com
EDGAR Correspondence
August 27, 2010
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Meridian Fund, Inc. (the “Corporation”)
Post-Effective Amendment No. 34 under the
Securities Act of 1933 (the “1933 Act”) and Amendment No. 35 under the
Investment Company Act of 1940 (the “1940 Act”)
File Nos. 2-90949 and 811-04014
Ladies and Gentlemen:
     In connection with the registration of the Corporation under the 1940 Act and the issuance of an indefinite number of its securities under the 1933 Act, we are transmitting for filing on EDGAR pursuant to Rule 485(a) under the 1933 Act, Post-Effective Amendment No. 34 and Amendment No. 35 under the 1940 Act to the Corporation’s Registration Statement on Form N-1A.
     This Post-Effective Amendment is being filed to effect certain material changes to the prospectuses of each of Meridian Equity Income Fund, Meridian Growth Fund, and Meridian Value Fund, series of the Corporation, including in order to implement the summary section and to provide certain enhanced corporate governance disclosures in connection with the requirements of Form N-1A.
     If you have any questions, please contact me at 202-346-4515.
Very truly yours,
/s/ Robert M. Kurucza
Robert M. Kurucza